Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies:

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Top Ships Inc. and its wholly-owned subsidiaries referred to in Note 1. Intercompany balances and transactions have been eliminated on consolidation.

(b)   Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Critical estimates mainly include impairment of vessels, vessel useful lives and residual values and fair values of derivative instruments.

(c)   Foreign Currency Translation: The Company’s functional currency is the U.S. Dollar because all vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the statement of comprehensive income.

(d)   Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(e)   Restricted Cash: The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as minimum cash under the terms of a loan agreement, as restricted and these amounts are presented separately on the balance sheets. In the event original maturities are shorter than twelve months, such deposits are presented as current assets while if original maturities are longer than twelve months, such deposits are presented as non-current assets.

(f)   Trade Accounts Receivable, net: The amount shown as trade accounts receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. The Company assessed that it had no potentially uncollectible accounts and hence formed no provision for doubtful accounts at December 31, 2014 and 2015.

(g)   Inventories: Inventories consist of lubricants and stores on board the vessels. Inventories may also consist of bunkers when vessels are unemployed or are operating in the spot market. Inventories are stated at the lower of cost or market value. Cost, which consists of the purchase price, is determined by the first in, first out method.

(h)   Vessel Cost:  Vessels are stated at cost, which consists of the contract price, pre-delivery costs and capitalized interest incurred during the construction of new buildings, and any material expenses incurred upon acquisition (improvements and delivery costs). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income/(loss).

(i)    Impairment of Long-Lived Assets: The Company evaluates the existence of impairment indicators whenever events or changes in circumstances indicate that the carrying values of the Company’s long lived assets are not recoverable. Such indicators of potential impairment include, vessel sales and purchases, business plans and overall market conditions. If there are indications for impairment present, The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. If the carrying value of the related vessel exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value, and the difference is recognized as an impairment loss.

(j)   Vessel Depreciation: Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate which up until March 31, 2014 was estimated to be $160 per lightweight ton. Effective April 1, 2014, the Company revised its scrap rate estimate from $160 to $300 per lightweight ton in order to align the scrap rate estimate with the current historical average scrap prices and to better reflect current market conditions. The change in accounting estimate was applied prospectively. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

(k)   Long Lived Assets Held for Sale: The Company classifies vessels as being held for sale when the following criteria are met: (a) management, having the authority to approve the action, commits to a plan to sell the asset, (b) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, (c) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, (d) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, (e) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, (f) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale.

Long-lived assets previously classified as held for sale that are classified as held and used are revalued at the lower of (a) the carrying amount of the asset before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset been continuously classified as held and used and (b) the fair value of the asset at the date that the Company decided not to sell the asset.

(l)  Other Fixed Assets, Net: Other fixed assets, net, consist of furniture, office equipment, cars and leasehold improvements, stated at cost, which consists of the purchase/contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets as presented below:

Description	Useful Life (years)
Leasehold improvements	Until the end of the lease term (December 2024)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

(m)   Accounting for Dry-Docking Costs: All dry-docking and special survey costs are expensed in the period incurred.

(n)  Financing Costs: Fees incurred and paid to the lenders for obtaining new loans or refinancing existing ones are capitalized as deferred finance charges and such fees are amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed when a repayment or refinancing is made and charged to interest and finance costs.

(o)   Accounting for Revenue and Expenses: Revenues are generated from bareboat charter and time charter arrangements. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the customer generally assumes all risks and costs of operation during the charter term. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after December 31 of each year.

When vessels are acquired with time charters attached and the rates on such charters are below or above market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of below market time charter based on the relative fair values of the vessel and the liability or asset acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management’s estimates of the market time charter rate at the time of acquisition. The fair value of below or above market time charter is recognized as an intangible liability or asset respectively and is amortized over the remaining period of the time charter as an increase or decrease to revenues.

The Company pays commissions to ship brokers associated with arranging the Company’s charters. These commissions are recognized over the related charter period and are included in voyage expenses.

(p)  Stock Incentive Plan: All share-based compensation related to the grant of restricted and/or unrestricted shares provided to employees and to non-employee directors as well as to third party consultants and service providers for their services provided is included in general and administrative expenses in the consolidated statements of comprehensive income/(loss). The shares that do not contain any future service vesting conditions are considered vested shares and recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and recognized on a straight-line basis over the vesting period. The shares granted to employees or directors, vested and non-vested, are measured at fair value which is equal to the market value of the Company’s common stock on the grant date. In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates (Note 14).

(q)  Earnings / (Loss)  per Share: Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders by the weighted average number of common shares deemed outstanding during the year. Diluted earnings/(loss) per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. The computation of diluted earnings per share also reflects the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, using the treasury stock method.

(r)  Derivatives and Hedging:  The Company records every derivative instrument (including certain derivative instruments embedded in other contracts) on the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized in earnings unless specific hedge accounting criteria are met. The Company has not applied hedge accounting for its derivative instruments during the periods presented.

(s)  Financial liabilities: Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (“FVTPL”) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments are recognized in earnings, except in the cases where these financial instruments fall under the guidance in ASC 815-40, where they are initially classified in equity and are initially measured at fair value in permanent equity and subsequent changes in fair value are not subsequently measured. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

(t)   Segment Reporting: The Chief Operating Decision Marker (“CODM”) receives financial information and evaluates the Company’s operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers (i.e. time or bareboat charters) or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. The CODM does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the CODM, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates as one reportable segment.

(u)    Leasing: Leases are classified as capital leases if they meet at least one of the following criteria: (i) the leased asset automatically transfers title at the end of the lease term; (ii) the lease contains a bargain purchase option; (iii) the lease term equals or exceeds 75% of the remaining estimated economic life of the leased asset; (iv) or the present value of the minimum lease payments equals or exceeds 90% of the excess of fair value of the leased property. If none of the above criteria is met, the lease is accounted for as an operating lease. Operating lease payments are recognized as an operating expense in the consolidated statement of comprehensive income/(loss) on a straight-line basis over the lease term. For sale and lease back transactions, when the lease qualifies as an operating lease and the lease back is considered “more than minor but less than substantially all” i.e. the seller-lessee retains more than a minor part but less than substantially all of the use of the asset, the resulting gains or losses are deferred and amortized to income over the lease period.

(v)    Recent Accounting Pronouncements: On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No 2014-09 as amended by ASU 2015-14 and ASU 2016-08, which were issued on March 17, 2016 and August 12, 2015, respectively, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017 and shall be applied, at the Company’s option retrospectively to each period presented, or as a cumulative effect adjustment as of the date of adoption. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

In July 2015, the FASB issued ASU 2015-11, simplifying the Measurement of Inventory to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected the early adoption.

In August 2014, the FASB issued ASU 2014-15 "Presentation of Financial Statements – Going Concern (Sub-Topic 205-40): Disclosure of Uncertainties about an entity's ability to continue as a going concern, which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date the financial statements are issued. The ASU applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

In April 2015, the FASB issued ASU 2015-03, simplifying the Presentation of Debt Issuance Costs (Subtopic 835-30). This update amends the existing guidance to require that debt issuance costs be presented in the balance sheet as a deduction from the carrying amount of the related debt liability instead of as a deferred charge. The Company will adopt this updated standard next year and that will result in a retrospective elimination of Deferred charges and a corresponding decrease of current and non-current debt as well as debt from related parties, on the Balance sheets of December 31, 2015. This reclassification will not impact net income as previously reported or any prior amounts reported on the consolidated statements of comprehensive income, or the consolidated statements of cash flows.

In February 2016, the FASB issued ASU 2016-02 that amends the existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements. The ASU requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. This ASU requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after December 15, 2018. Early adoption is permitted for all entities. The Company is currently evaluating the effect that these updated standards will have on its consolidated financial statements and related disclosures.

In March, 2016, the FASB issued ASU2016-09, "Compensation—Stock Compensation (Topic 718) Improvements to Employee Share-Based Payment Accounting". This guidance is intended to simplify the employee share-based payment accounting regarding several aspects, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public business entities, the amendments in this ASU are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any entity in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Company is currently evaluating the impact of adoption of this guidance on its consolidated financial statements and related disclosures.